Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited)	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class A USD ($) shares	Ordinary Shares Class B CNY (¥) shares	Ordinary Shares Class B USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 35,425		¥ 36,894		¥ 354,803,564		¥ 6,647,109		¥ (199,207,921)		¥ 2,099,329				¥ 164,414,400
Balance (in Shares) | shares	27,159,258	27,159,258	28,589,078	28,589,078
Balance at Dec. 31, 2022	¥ 35,425		¥ 36,894		354,803,564		6,647,109		(199,207,921)		2,099,329				164,414,400
Balance (in Shares) at Dec. 31, 2022 | shares	27,159,258	27,159,258	28,589,078	28,589,078
Share-based compensation					137,598										137,598
Net loss									(134,319,481)						(134,319,481)
Foreign currency translation adjustment											1,771,255				1,771,255
Balance at Jun. 30, 2023	¥ 35,425		¥ 36,894		354,941,162		6,647,109		(333,527,402)		3,870,584				32,003,772
Balance (in Shares) at Jun. 30, 2023 | shares	27,159,258	27,159,258	28,589,078	28,589,078
Balance (in Dollars)	¥ 35,425		¥ 36,894		354,941,162		6,647,109		(333,527,402)		3,870,584				32,003,772
Balance (in Shares) | shares	27,159,258	27,159,258	28,589,078	28,589,078
Balance (in Dollars)	¥ 50,106		¥ 36,894		428,310,028		6,647,109		(452,031,693)		2,254,558		¥ (1,528,352)		(16,261,350)
Balance (in Shares) | shares	37,242,359	37,242,359	28,589,078	28,589,078
Balance at Dec. 31, 2023	¥ 50,106		¥ 36,894		428,310,028		6,647,109		(452,031,693)		2,254,558		(1,528,352)		(16,261,350)
Balance (in Shares) at Dec. 31, 2023 | shares	37,242,359	37,242,359	28,589,078	28,589,078
Issuance of ordinary shares and warrants, net of issuance costs	¥ 6,176				30,604,069										30,610,245
Issuance of ordinary shares and warrants, net of issuance costs (in Shares) | shares	4,347,825	4,347,825
Cash contribution from a noncontrolling shareholder													9,999,557		9,999,557
Share-based compensation					285,507										285,507
Issuance of ordinary shares upon the exercise of stock options	¥ 116														116
Issuance of ordinary shares upon the exercise of stock options (in Shares) | shares	81,853	81,853
Net loss									(57,233,740)				(1,911,930)		(59,145,670)	$ (8,299,049)
Foreign currency translation adjustment											4,800,806		(83)		4,800,723
Balance at Jun. 30, 2024	¥ 56,398	$ 7,914	¥ 36,894	$ 5,177	459,199,604	$ 64,432,789	6,647,109	$ 932,692	(509,265,433)	$ (71,457,798)	7,055,364	$ 989,976	6,559,192	$ 920,356	(29,710,872)	(4,168,894)
Balance (in Shares) at Jun. 30, 2024 | shares	41,672,037	41,672,037	28,589,078	28,589,078
Balance (in Dollars)	¥ 56,398	$ 7,914	¥ 36,894	$ 5,177	¥ 459,199,604	$ 64,432,789	¥ 6,647,109	$ 932,692	¥ (509,265,433)	$ (71,457,798)	¥ 7,055,364	$ 989,976	¥ 6,559,192	$ 920,356	¥ (29,710,872)	$ (4,168,894)
Balance (in Shares) | shares	41,672,037	41,672,037	28,589,078	28,589,078